Segment Reporting (Details) - USD ($) $ in Millions		3 Months Ended										5 Months Ended	12 Months Ended
		Dec. 31, 2016		Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting
Total operating revenues		$ 232		$ 272	$ 283	$ 234	$ 224		$ 256	$ 259	$ 214		$ 1,021	[1]	$ 953	[1]	$ 828	[1]
Cost of operations													306		321		277
Depreciation and amortization	[1]												297		297		233
Impairment losses	[1],[2]												183		0		0
General and administrative	[1]												16		12		8
Acquisition-related transaction and integration costs	[1]												1		3		4
Operating Income		(99)		117	128	72	70		101	99	50		218	[1]	320	[1]	306	[1]
Equity in earnings of unconsolidated affiliates	[1],[2]												60		31		22
Other Nonoperating Income (Expense)	[1]												3		3		6
Gains (Losses) on Extinguishment of Debt	[1],[2]												0		(9)		(1)
Interest Expense	[1]												(280)		(263)		(216)
Income Before Income Taxes	[1]												1		82		117
Income tax (benefit) expense	[1]												(1)		12		4
Net Income		(126)		$ 47	$ 63	$ 1	12		$ 32	$ 42	$ (21)		2	[1],[2]	70	[1],[2],[3]	113	[1],[2],[3]
Equity investments in affiliates	[4]	1,152					797						1,152		797
Capital Expenditures		23	[5]				30	[6]					23	[5]	30	[6]
Total Assets	[4]	8,836					8,789						8,836		8,789
Conventional Generation
Segment Reporting
Total operating revenues													333		336		317
Cost of operations													66		59		55
Depreciation and amortization													80		81		82
Impairment losses													0
General and administrative													0		0		0
Acquisition-related transaction and integration costs													0		0		0
Operating Income													187		196		180
Equity in earnings of unconsolidated affiliates													13		14		14
Other Nonoperating Income (Expense)													1		1		0
Gains (Losses) on Extinguishment of Debt															(7)		0
Interest Expense													(48)		(48)		(53)
Income Before Income Taxes													153		156		141
Income tax (benefit) expense													0		0		0
Net Income													153		156
Equity investments in affiliates		106					110						106		110
Capital Expenditures		7	[5]				4	[6]					7	[5]	4	[6]
Total Assets		1,993					2,102						1,993		2,102
Renewables
Segment Reporting
Total operating revenues													518		443		316
Cost of operations													126		136		83
Depreciation and amortization													197		197		133
Impairment losses													183
General and administrative													0		0		0
Acquisition-related transaction and integration costs													0		0		0
Operating Income													12		110		100
Equity in earnings of unconsolidated affiliates													47		17		8
Other Nonoperating Income (Expense)													2		2		5
Gains (Losses) on Extinguishment of Debt															(2)		(1)
Interest Expense													(147)		(147)		(126)
Income Before Income Taxes													(86)		(20)		(14)
Income tax (benefit) expense													0		0		0
Net Income													(86)		(20)
Equity investments in affiliates		1,046					687						1,046		687
Capital Expenditures		2	[5]				6	[6]					2	[5]	6	[6]
Total Assets		5,988					6,070						5,988		6,070
Thermal [Member]
Segment Reporting
Total operating revenues													170		174		195
Cost of operations													114		126		139
Depreciation and amortization													20		19		18
Impairment losses													0
General and administrative													0		0		0
Acquisition-related transaction and integration costs													0		0		0
Operating Income													36		29		38
Equity in earnings of unconsolidated affiliates													0		0		0
Other Nonoperating Income (Expense)													0		0		0
Gains (Losses) on Extinguishment of Debt															0		0
Interest Expense													(7)		(7)		(7)
Income Before Income Taxes													29		22		31
Income tax (benefit) expense													0		0		0
Net Income													29		22
Equity investments in affiliates		0					0						0		0
Capital Expenditures		14	[5]				20	[6]					14	[5]	20	[6]
Total Assets		426					428						426		428
Corporate
Segment Reporting
Total operating revenues													0		0		0
Cost of operations													0		0		0
Depreciation and amortization													0		0		0
Impairment losses													0
General and administrative													16		12		8
Acquisition-related transaction and integration costs													1		3		4
Operating Income													(17)		(15)		(12)
Equity in earnings of unconsolidated affiliates													0		0		0
Other Nonoperating Income (Expense)													0		0		1
Gains (Losses) on Extinguishment of Debt															0		0
Interest Expense													(78)		(61)		(30)
Income Before Income Taxes													(95)		(76)		(41)
Income tax (benefit) expense													(1)		12		4
Net Income													(94)		(88)		$ (45)
Equity investments in affiliates		0					0						0		0
Capital Expenditures		0	[5]				0	[6]					0	[5]	0	[6]
Total Assets		$ 429					$ 189						$ 429		$ 189
Affiliated Entity [Member]
Segment Reporting
General and administrative												$ 6
Southern California Edison [Member] | Conventional Generation
Segment Reporting
Customer's Percentage of Total Revenue													21.00%		23.00%		24.00%
Southern California Edison [Member] | Renewables
Segment Reporting
Customer's Percentage of Total Revenue													21.00%		17.00%		7.00%
PG&E [Member] | Conventional Generation
Segment Reporting
Customer's Percentage of Total Revenue													12.00%		13.00%		15.00%
PG&E [Member] | Renewables
Segment Reporting
Customer's Percentage of Total Revenue													11.00%		12.00%		13.00%

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Includes accruals.
[6]	Includes accruals.